Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Registrant Name	Elicio Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39990
Entity Tax Identification Number	11-3430072
Entity Address, Address Line One	451 D Street, 5th Floor
Entity Address, Postal Zip Code	02210
Entity Address, State or Province	MA
Entity Address, City or Town	Boston
City Area Code	857
Local Phone Number	209-0050
Entity Emerging Growth Company	true
Trading Symbol	ELTX
Title of 12(b) Security	Common Stock, $0.01 par value per share
Security Exchange Name	NASDAQ
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Central Index Key	0001601485
Amendment Flag	false
Document Period End Date	Sep. 14, 2026